10. Related Party Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 10, 2019
Darren Marks [Member]
Debt converted, amount converted	$ 100,000
Debt converted, shares issued	571,429
Share price used for conversion		$ 0.18
Trading price of Grom stock on date of conversion		0.10
Melvin Leiner [Member]
Debt converted, amount converted	$ 100,000
Debt converted, shares issued	571,428
Share price used for conversion		0.18
Trading price of Grom stock on date of conversion		$ 0.10